Supplemental Cash Flow Disclosures - Summary of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash provided by (used in):
Accounts receivable	$ (2,469)	$ (2,037)	$ (19,625)
Biological assets	(2,102)	13,789	19,328
Inventory	(923)	(12,315)	(57,977)
Prepaid expenses and deposits	1,072	2,280	(7,213)
Accounts payable and accrued liabilities	14,421	(20,793)	27,819
Convertible notes			(152)
Lease obligations	107
Changes in non cash working capital	10,106	(19,076)	(37,820)
Changes in non-cash working capital relating to:
Operating	1,217	(5,259)	(41,626)
Investing	10,282	(11,319)	1,659
Financing	(1,393)	(2,498)	2,147
Changes in non cash working capital	10,106	(19,076)	(37,820)
Cash interest paid	$ 919	$ 6,094	$ 13,753